Bitwise Bitcoin and Ether Equal Weight Strategy ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 48.9%
U.S. Treasury Bill, 4.65%, 11/26/2024
(a)(b)
(Cost $4,067,181) ........................................................... $ 4,100,000 $ 4,070,192
Shares
Money Market Funds – 62.5%
DWS Government Money Market Series Institutional, 4.88%
(c)
(Cost $5,196,182) ........................................................... 5,196,182 5,196,182
Total Investments – 111.4%
(Cost $9,263,363) ........................................................................... $ 9,266,374
Liabilities in Excess of Other Assets – (11.4)% ....................................................... (951,495)
Net Assets – 100.0% .......................................................................... $ 8,314,879
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $3,077,463 has been pledged as collateral for reverse repurchase agreements as of
September 30, 2024.
(c) Rate shown reflects the 7-day yield as of September 30, 2024.
At September 30, 2024, open Futures Contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Bitcoin Futures .............................. 13 $ 4,143,425 10/25/24 $ 25,150
CME Micro Bitcoin Futures ......................... 2 12,749 10/25/24 (228)
CME Micro Ether Futures .......................... 300 78,285 10/25/24 (2,506)
CME Ether Futures ............................... 31 4,044,725 10/25/24 (6,462)
Total net unrealized appreciation $ 15,954
†
Cash in the amount of $2,046,491 has been pledged as collateral for open Futures Contracts as of September 30, 2024.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bill ................................................................................ 48.9%
Money Market Funds ............................................................................. 62.5%
Total Investments ................................................................................ 111.4%
Liabilities in Excess of Other Assets .................................................................. (11.4)%
Net Assets ..................................................................................... 100.0%

Bitwise Bitcoin and Ether Equal Weight Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
At September 30, 2024, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
StoneX 6.25% 9/27/2024 10/1/2024 $ 3,015,215 $ 3,015,215
$ 3,015,215 $ 3,015,215